Investment Securities, Held-to-maturity Securities, Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Amortized Cost [Abstract]
Amortized Cost	$ 7,707	$ 9,923
Fair Value [Abstract]
Fair Value	7,580	10,695
Mortgage Backed Securities and Collateralized Mortgage Obligations - Residential [Member]
Amortized Cost [Abstract]
Securities, amortized cost	7,707
Amortized Cost	7,707	9,923
Fair Value [Abstract]
Securities, fair value	7,580
Fair Value	$ 7,580	$ 10,695